Touchstone Large Cap Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.90%	7.74%	7.69%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.06%	7.12%	7.16%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.91%	6.03%	6.16%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.75%	8.04%	7.70%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	14.89%	9.12%	8.60%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	15.05%	9.23%	8.72%